Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 3,393	$ 4,258	$ 4,680
Bunkers' consumption and other voyage expenses	7,050	3,050	2,826
Total	$ 10,443	$ 7,308	$ 7,506